JPMorgan Preferred and Income Securities Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 86.4%
Banks — 46.5%
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (a) (b) (c) (d)	19,650	21,335
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (a) (b) (c) (d)	22,600	25,960
Bank of America Corp.
Series RR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.76%), 4.38%, 1/27/2027 (b) (c) (d)	20,409	19,891
Series TT, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.13%, 4/27/2027 (b) (c) (d)	4,879	4,940
Series FF, (3-MONTH CME TERM SOFR + 3.19%), 5.88%, 3/15/2028 (b) (c) (d)	6,746	6,799
Bank of Montreal (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 7.70%, 5/26/2084 (a) (d)	4,650	4,725
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.01%), 7.30%, 11/26/2084 (a) (d)	8,355	8,328
Bank of Nova Scotia (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.63%, 10/27/2082 (a) (d)	12,200	12,758
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.43%), 8.00%, 3/15/2029 (a) (b) (c) (d)	7,084	7,303
(USD SOFR ICE Swap Rate 5 Year + 5.78%), 9.63%, 12/15/2029 (a) (b) (c) (d)	9,340	10,245
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 9.25%, 11/17/2027 (a) (b) (c) (d) (e)	14,145	15,118
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (b) (c) (d) (e)	23,888	24,605
Citigroup, Inc.
Series Z, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.21%), 7.38%, 5/15/2028 (b) (c) (d)	5,000	5,134
Series AA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.21%), 7.63%, 11/15/2028 (b) (c) (d)	11,000	11,444
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (b) (c) (d)	3,950	3,906
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (b) (c) (d)	6,243	6,225
Series DD, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.76%), 7.00%, 8/15/2034 (b) (c) (d)	24,097	24,983
Commerzbank AG (Germany) (USD SOFR ICE Swap Rate 5 Year + 4.32%), 7.50%, 10/9/2030 (a) (b) (c) (d) (f)	6,200	6,216
Credit Agricole SA (France) (USD SOFR ICE Swap Rate 5 Year + 3.60%), 6.70%, 9/23/2034 (a) (b) (c) (d) (e)	14,755	14,205
Fifth Third Bancorp
Series H, (3-MONTH CME TERM SOFR + 3.29%), 7.59%, 5/5/2025 (b) (c) (d)	6,008	5,995
Series J, (3-MONTH CME TERM SOFR + 3.39%), 7.69%, 5/5/2025 (b) (c) (d)	2,925	2,919
Series L, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.22%), 4.50%, 9/30/2025 (b) (c) (d)	668	662
HSBC Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.00%, 3/7/2028 (a) (b) (c) (d)	12,721	13,388
(USD ICE Swap Rate 5 Year + 3.61%), 6.50%, 3/23/2028 (a) (b) (c) (d)	4,000	4,007
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (a) (b) (c) (d)	11,297	9,989
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 6.95%, 3/11/2034 (a) (b) (c) (d)	12,000	11,956
Huntington Bancshares, Inc.
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 4.05%), 4.45%, 10/15/2027 (b) (c) (d)	370	356
Series F, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.95%), 5.63%, 7/15/2030 (b) (c) (d)	6,214	6,178
ING Groep NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (a) (b) (c) (d)	16,690	16,559
(USD SOFR ICE Swap Rate 5 Year + 4.36%), 8.00%, 5/16/2030 (a) (b) (c) (d) (f)	8,250	8,663
Intesa Sanpaolo SpA (Italy) 7.80%, 11/28/2053 (e)	10,865	12,577
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.75%, 6/27/2026 (a) (b) (c) (d)	9,530	9,561
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 6.75%, 9/27/2031 (a) (b) (c) (d)	4,000	3,802
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (a) (b) (c) (d)	11,046	11,028

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (a) (b) (c) (d)	9,720	10,205
Nordea Bank Abp (Finland)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (a) (b) (c) (d) (e)	8,700	8,726
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 6.30%, 9/25/2031 (a) (b) (c) (d) (e)	2,580	2,487
PNC Financial Services Group, Inc. (The) Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (b) (c) (d)	32,428	30,849
Royal Bank of Canada (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 7.50%, 5/2/2084 (a) (d)	16,120	16,524
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 11/22/2027 (a) (b) (c) (d) (e)	12,215	12,878
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.45%), 10.00%, 11/14/2028 (a) (b) (c) (d) (e)	7,770	8,402
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (a) (b) (c) (d) (e)	7,550	7,521
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.98%), 7.75%, 8/15/2027 (a) (b) (c) (d) (e)	8,610	8,901
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.57%), 7.88%, 3/8/2030 (a) (b) (c) (d) (e)	5,500	5,654
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.81%), 4.75%, 1/14/2031 (a) (b) (c) (d) (e)	7,000	6,186
Sumitomo Mitsui Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.28%), 6.60%, 6/5/2034 (a) (b) (c) (d)	5,996	5,984
Svenska Handelsbanken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (b) (c) (d) (f)	6,200	5,572
Toronto-Dominion Bank (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (a) (d)	15,305	15,832
Truist Financial Corp. Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/1/2025 (b) (c) (d)	21,047	20,960
US Bancorp (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.54%), 3.70%, 1/15/2027 (b) (c) (d)	17,865	16,954
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b) (c) (d)	30,744	30,131
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.61%), 7.63%, 9/15/2028 (b) (c) (d)	3,865	4,129
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (b) (c) (d)	10,290	10,678
		580,333
Capital Markets — 12.2%
Bank of New York Mellon Corp. (The)
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 3.70%, 3/20/2026 (b) (c) (d)	2,500	2,444
Series F, (3-MONTH CME TERM SOFR + 3.39%), 4.63%, 9/20/2026 (b) (c) (d)	4,852	4,769
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 3.75%, 12/20/2026 (b) (c) (d)	6,729	6,432
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.30%), 6.30%, 3/20/2030 (b) (c) (d)	3,059	3,135
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (b) (c) (d)	9,704	9,459
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (b) (c) (d)	16,967	15,037
Goldman Sachs Group, Inc. (The)
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026 (b) (c) (d)	2,500	2,426
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (b) (c) (d)	5,050	5,296
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (b) (c) (d)	22,500	23,600
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (b) (c) (d)	10,020	10,145
Series Y, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.40%), 6.13%, 11/10/2034 (b) (c) (d)	8,310	8,128
State Street Corp.
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (b) (c) (d)	16,931	17,359
Series J, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.70%, 9/15/2029 (b) (c) (d)	8,000	8,191

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (b) (c) (d) (e)	4,930	5,354
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (b) (c) (d) (e)	26,075	29,757
		151,532
Consumer Finance — 3.0%
AerCap Ireland Capital DAC (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (d)	2,390	2,446
Ally Financial, Inc. Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 3.48%), 4.70%, 5/15/2028 (b) (c) (d)	10,610	9,124
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (b) (c) (d)	13,606	13,140
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (b) (c) (d)	10,812	10,342
Discover Financial Services Series D, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.78%), 6.13%, 6/23/2025 (b) (c) (d)	2,190	2,186
		37,238
Electric Utilities — 6.7%
Duke Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.59%), 6.45%, 9/1/2054 (d)	10,440	10,422
Electricite de France SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.41%), 9.13%, 3/15/2033 (b) (c) (d) (e)	7,630	8,581
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (d)	11,696	11,733
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (d)	5,550	5,618
Exelon Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 3/15/2055 (d)	5,940	5,915
Nevada Power Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.94%), 6.25%, 5/15/2055 (d)	4,165	4,121
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (d)	4,820	4,920
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (d)	4,000	4,050
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (d)	3,265	3,268
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (d)	2,860	2,916
PG&E Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (d)	5,500	5,406
PPL Capital Funding, Inc. Series A, (3-MONTH CME TERM SOFR + 2.93%), 7.23%, 3/30/2067 (d)	4,320	4,327
Southern Co. (The)
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.73%), 4.00%, 1/15/2051 (d)	5,103	5,038
Series 2025, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.07%), 6.38%, 3/15/2055 (d)	6,714	6,875
		83,190
Financial Services — 1.5%
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (d)	11,215	11,461
Voya Financial, Inc. Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.36%), 7.76%, 9/15/2028 (b) (c) (d)	6,747	6,998
		18,459
Insurance — 5.2%
Allianz SE (Germany) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (d) (e)	3,600	3,538
Allstate Corp. (The) (3-MONTH SOFR + 2.12%), 6.50%, 5/15/2057 (d)	3,615	3,687
Markel Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.66%), 6.00%, 6/1/2025 (b) (c) (d)	9,120	9,070
Meiji Yasuda Life Insurance Co. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.91%), 6.10%, 6/11/2055 (d) (e)	10,000	9,965

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
MetLife Capital Trust IV 7.88%, 12/15/2037 (e)	4,049	4,436
MetLife, Inc. 9.25%, 4/8/2038 (e)	13,675	16,151
PartnerRe Finance B LLC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.82%), 4.50%, 10/1/2050 (d)	2,500	2,323
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.00%, 9/1/2052 (d)	1,293	1,296
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 6.75%, 3/1/2053 (d)	5,120	5,343
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (d)	9,340	9,512
		65,321
Multi-Utilities — 4.3%
CMS Energy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (d)	4,320	4,063
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.90%), 3.75%, 12/1/2050 (d)	7,118	6,251
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.50%, 6/1/2055 (d)	2,500	2,436
Dominion Energy, Inc.
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (b) (c) (d)	4,800	4,665
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (d)	2,430	2,554
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (d)	8,230	8,521
NiSource, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (d)	9,880	10,017
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.53%), 6.38%, 3/31/2055 (d)	5,060	5,000
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.13%, 4/1/2052 (d)	2,350	2,208
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (d)	8,590	8,506
		54,221
Oil, Gas & Consumable Fuels — 5.8%
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b) (c) (d)	1,725	1,650
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 6.45%, 12/1/2033 (b) (c) (d)	5,540	5,653
Enbridge, Inc. (Canada)
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (d)	15,490	14,978
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.42%), 7.63%, 1/15/2083 (d)	2,530	2,650
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (d)	14,970	16,488
Energy Transfer LP
Series F, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.13%), 6.75%, 5/15/2025 (b) (c) (d)	3,000	3,000
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.69%), 6.50%, 11/15/2026 (b) (c) (d)	2,500	2,497
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030 (b) (c) (d)	11,106	11,238
Transcanada Trust (Canada)
(SOFR + 4.42%), 5.50%, 9/15/2079 (d)	6,854	6,610
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.99%), 5.60%, 3/7/2082 (d)	7,500	7,008
		71,772
Trading Companies & Distributors — 0.3%
Air Lease Corp. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 4.65%, 6/15/2026 (b) (c) (d)	4,089	3,978

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — 0.9%
Rogers Communications, Inc. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (d) (e)	9,560	9,345
Vodafone Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (d)	2,750	2,441
		11,786
Total Corporate Bonds (Cost $1,032,837)		1,077,830
	SHARES (000)
Preferred Stocks — 6.8%
Banks — 0.6%
Regions Financial Corp. 6.95%, 9/15/2029 ($25 par value) (g)	101	2,537
Wells Fargo & Co. Series Z, 4.75%, 6/15/2025 ($25 par value) (g)	250	4,978
		7,515
Capital Markets — 3.7%
Bank of New York Mellon Corp. (The) Series K, 6.15%, 3/20/2030 ($25 par value) (g)	330	8,415
Morgan Stanley
Series I, 6.38%, 7/15/2025 ($25 par value) (g)	—	14
Series O, 4.25%, 1/15/2027 ($25 par value) (g)	60	1,068
Series P, 6.50%, 10/15/2027 ($25 par value) (g)	606	15,303
Series Q, 6.63%, 10/15/2029 ($25 par value) (g)	820	20,910
		45,710
Diversified Telecommunication Services — 0.3%
AT&T, Inc. Series C, 4.75%, 5/4/2025 ($25 par value) (g)	185	3,521
Electric Utilities — 1.2%
SCE Trust VII Series M, 7.50%, 11/22/2028 ($25 par value) (g)	180	4,140
SCE Trust VIII Series N, 6.95%, 5/13/2029 ($25 par value) (g)	450	10,219
		14,359
Insurance — 1.0%
Allstate Corp. (The) Series J, 7.38%, 7/15/2028 ($25 par value) (g)	134	3,507
Athene Holding Ltd. Series E, 7.75%, 12/30/2027 ($25 par value) (g)	125	3,269
Lincoln National Corp. Series D, 9.00%, 12/1/2027 ($25 par value) (g)	127	3,380
MetLife, Inc.
Series E, 5.63%, 5/4/2025 ($25 par value) (g)	45	1,051
Series F, 4.75%, 6/15/2025 ($25 par value) (g)	89	1,774
		12,981
Total Preferred Stocks (Cost $85,189)		84,086
Exchange-Traded Funds — 2.8%
Fixed Income — 2.8%
Invesco Preferred ETF (Cost $35,968)	3,122	35,022

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.5%
Investment Companies — 3.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (h) (i) (Cost $44,147)	44,134	44,148
Total Investments — 99.5% (Cost $1,198,141)		1,241,086
Other Assets in Excess of Liabilities — 0.5%		6,437
NET ASSETS — 100.0%		1,247,523

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at March 31, 2025 is $389,734 or 31.24% of the Fund’s net assets as of March 31, 2025.

(b)	Security is an interest bearing note with preferred security characteristics.
(c)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2025.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2025.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(g)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of March 31, 2025.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of March 31, 2025.

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$1,077,830	$—	$1,077,830
Exchange-Traded Funds	35,022	—	—	35,022
Preferred Stocks	84,086	—	—	84,086

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$44,148	$—	$—	$44,148
Total Investments in Securities	$163,256	$1,077,830	$—	$1,241,086
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$37,312	$454,377	$447,538	$(4)	$1	$44,148	44,134	$1,257	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.